Summary by Quarter (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Line Items]
Business acquisition gain on bargain								$ 5.8		$ 5.8
Debt issuance costs write off								1.1
Impairment charges on fixed assets and goodwill	0.9	0.1	0.9		3.1	2.2	2.5		1.0	9.3	1.4
Goodwill impairment					1.5					1.5
Restructuring charge		1.1			9.8				1.1	11.1	12.0
Loss on redemption of notes		(17.2)							(17.2)	(0.2)
Pension and other postretirement benefits curtailment gain (loss)									1.7		(2.0)
Income tax benefit	1.1	15.2		2.7	(21.5)				(7.2)	(11.5)	12.9
Other Postretirement Benefits for Canadian Plans
Supplemental Financial Information [Line Items]
Pension and other postretirement benefits curtailment gain (loss)		$ 1.7							$ 1.7